Statement of Operations and Comprehensive Loss $ in Thousands	3 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue
Operating expenses:
General and administrative	12
Total operating expenses	12
Loss from operations	(12)
Net and comprehensive loss	$ (12)
Net loss per share, basic (in Dollars per share) | $ / shares	$ (12,035)
Net loss per share, diluted (in Dollars per share) | $ / shares	$ (12,035)
Weighted average shares used in computing net loss per share, basic (in Shares) | shares	1
Weighted average shares used in computing net loss per share, diluted (in Shares) | shares	1